Share-based compensation - Summary of Outstanding Restricted Shares and Phantom Share Units and SARs (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 07, 2012	Mar. 27, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			1,664,457	5,674,148
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares			63,653	43,200	45,904
Granted			54,990	63,653	43,200
Vested			(65,578)	(43,200)	(45,904)
Cancelled			(4,185)
Ending balance, Number of shares			48,880	63,653	43,200
Beginning balance, W.A. grant date FV			$ 14.17	$ 13.04	$ 10.06
Granted			$ 17.01	$ 14.17	$ 13.04
Vested			$ 14.25	$ 13.04	$ 10.06
Exercised
Cancelled			$ 17.01
Ending balance, W.A. grant date FV			$ 17.01	$ 14.17	$ 13.04
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares			562,000	522,000	332,000
Granted			95,000	40,000	190,000
Ending balance, Number of shares			657,000	562,000	522,000
Beginning balance, W.A. grant date FV			$ 13.13	$ 12.78	$ 11.26
Granted			$ 19.30	$ 17.68	$ 15.43
Vested
Exercised
Cancelled
Ending balance, W.A. grant date FV			$ 14.02	$ 13.13	$ 12.78
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares			5,674,148
Granted	5,674,148	1,664,457	1,664,457	5,674,148
Exercised			(241,906)
Cancelled			(23,754)
Ending balance, Number of shares			7,072,945	5,674,148
Beginning balance, W.A. grant date FV			$ 2.03
Granted			$ 3.51	$ 2.03
Vested
Exercised			$ 3.65
Cancelled			$ 3.51
Ending balance, W.A. grant date FV			$ 2.32	$ 2.03